INVESTMENTS - Balances (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current investments	$ 10,400	$ 8,022
Long-term	292,497	162,623
Total investment	302,897	170,645	$ 147,692
Convertible Debentures
Statement [Line Items]
Total investment	15,565	0	0
Physical Uranium
Statement [Line Items]
Total investment	276,815	162,536	$ 133,114
Warrants
Statement [Line Items]
Total investment	127	87
Shares
Statement [Line Items]
Total investment	$ 10,390	$ 8,022